17. Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2017
Share Capital And Additional Paid-in Capital
Share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2015	1,314,518	3,452	1,317,970

Balance at December 31, 2016	1,314,518	3,452	1,317,970

Payment of Other reserve constitution - Share-based compensation plan (Note 25)	-	28,113	28,113
Balance at December 31, 2017	1,314,518	31,565	1,346,083

As of December 31, 2017, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,210,385 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,952,604 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

No changes have occurred in the Company’s Share Capital structure in the last three fiscal years.

Listing of the Company’s shares

The Company’s shares are listed on the Buenos Aires Stock Exchange and are part of the Merval Index.

Furthermore, with the SEC’s prior approval, the Company’s ADSs (American Depositary Shares), each representing 20 common shares of the Company, began to be traded on the NYSE (New York Stock Exchange) as from April 24, 2007.

The listing of ADSs on the NYSE is part of the Company’s strategic plan to increase both its liquidity and the volume of its shares.

Acquisition of the Company’s own shares

During fiscal year 2008, the Company acquired 9,412,500 Class B treasury shares with a nominal value of 1 peso. The amount disbursed to acquire these shares totaled $ 6.1 million, which was deducted from unappropriated retained earnings of the equity attributable to the owners of the Company at that date. At the date of these financial statements, these shares are held as “treasury stock”. The Company is entitled to reissue these shares at a future date.

On April 18, 2017, the Company held the Annual General Meeting that resolved by majority vote approve the allocation of own shares in portfolio to the implementation of the long-term incentive plan in favor of personnel dependent on company under the terms of article 67 of Ley de Mercado de Capitales No. 26,831.

At December 31, 2017, the Company owns 7,794,168 shares, 1,618,332 shares were delivered as additional remuneration in favor of executive directors and managers for special processes developed during the year 2016 (Note 25).